GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning balance		$ 20,734
Exchange differences		(123)
Impairment of goodwill		(20,611)	(1,003)
Ending balance			20,734
Flying Dragon [Member]
Goodwill [Line Items]
Impairment of goodwill		(8,131)
AM Outdoor [Member]
Goodwill [Line Items]
Impairment of goodwill		(7,553)
AM Jiaming [Member]
Goodwill [Line Items]
Impairment of goodwill		$ (4,727)